Summary of Significant Accounting Policies (as restated, see Note 10) (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Percentage of maximum income tax expense benefit likely to be realized	50.00%
Offering costs	$ 72,170